Contract liabilities	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Contract liabilities	Revenue
The Group derives its revenue from contracts with customers for the transfer of goods and services at a point in time and over time in the following major product lines. The disclosure of revenue by product line is consistent with the revenue information that is disclosed for each reportable segment under IFRS 8 Operating Segments ("IFRS 8") (see note 6).
Disaggregation of revenue

	2024	2023	2022
Continuing operations
External revenue by product line
Prevention - genetic testing	$10,367	$6,155	$13,164
Consumer health - health and wellness solutions	370	—	—
Consumer health - sports distribution	5,199	—	—
Diagnostics - cancer treatment	14,685	15,588	—
	$30,621	$21,743	$13,164

	2024	2023	2022
Continuing operations
External revenue by timing of revenue
Goods transferred at a point in time	$3,967	$—	$—
Services transferred at a point in time	25,052	21,743	13,164
Services transferred overtime	1,602	—	—
	$30,621	$21,743	$13,164
Revenue expected to be recognized in the future arising from contracts with customers in existence at the report date
At December 31, 2024, 2023 and 2022, the amount of service fee income allocated to the remaining performance obligations under the Group’s existing contracts that are non-refundable is $6,491, $6,111 and $5,674, respectively. The Group will recognize the expected revenue in the future when the performance obligations are fulfilled, which may be after one year from the end of the reporting period. Such amount does not include any variable consideration.
Contract liabilities
Contract liabilities represents non-refundable consideration received from customers before the Group recognizes the related revenue. Such consideration is recognized as contract liabilities until the performance obligation is fulfilled or the likelihood of having to fulfil the performance obligation is remote and it is highly probable that a significant reversal of revenue will not occur.

	2024	2023
Contract liabilities	$6,491	$6,111
Movement in contract liabilities is as follows:

	2024	2023
Balance at January 1	$6,111	$5,674
Revenue recognized	(9,089)	(1,937)
Receipt from customers upon entering sales contracts	9,469	2,374
Balance at December 31	$6,491	$6,111
At December 31, 2024 and 2023, except for the amount of $2,757 and $2,509, respectively, which is expected to be recognized as revenue within one year, the remaining amount will be recognized as revenue when the performance obligations are fulfilled, which may be after one year from the end of the reporting period.